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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Thornmark Asset Management Inc.
Address: 119 Spadina Ave. #701
         Toronto, Ontario M5V 2L1
         Canada

Form 13F File Number: 28-
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Spagnolo
Title: Chief Operating Officer
Phone: 416-204-6220

Signature, Place, and Date of Signing:

/s/ Paul Spagnolo                  Toronto, Ontario             07-23-12
------------------                ------------------           ----------
  [Signature]                       [City, State]                [Date]

Report Type (check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       -----------------        ---------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: 76,594.25
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.        Form 13F File Number         Name

               28-
    ------        ------------------        ----------------------------

    [Repeat as necessary.]

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

30-JUN-12                                                            MARKET                  INVESTMENT     OTHER          VOTING
NAME OF ISSUER                   TITLE OF CLASS       CUSIP  VALUE (X$1000)   SHARES  SH/PN  DISCRETION  MANAGERS  AUTHORITY SOLE
------------------------------  ----------------  ---------  --------------  -------  -----  ----------  --------  --------------
Toronto-Dominion Bank/The                   COM   891160509      $5,893.85    75,340     SH        Sole                    75,340
ProShares Short MSCI EAFE                   COM   74347R370      $5,012.07   103,000     SH        Sole                   103,000
Canadian Imperial Bank of Comm              COM   136069101      $4,813.58    68,433     SH        Sole                    68,433
Apple Inc                                   COM   037833100      $3,970.03     6,798     SH        Sole                     6,798
Kraft Foods Inc                        COM CL A   50075N104      $3,862.00   100,000     SH        Sole                   100,000
CVS Caremark Corp                           COM   126650100      $3,397.27    72,700     SH        Sole                    72,700
Bank of Nova Scotia                         COM   064149107      $3,393.18    65,518     SH        Sole                    65,518
Chevron Corp                                COM   166764100      $3,323.25    31,500     SH        Sole                    31,500
Mosaic Co/The                               COM   61945A107      $2,809.19    51,300     SH        Sole                    51,300
General Electric Co                         COM   369604103      $2,720.52   130,543     SH        Sole                   130,543
Suncor Energy Inc                           COM   867224107      $2,702.89    93,364     SH        Sole                    93,364
Baytex Energy Corp                          COM   07317Q105      $2,615.03    62,100     SH        Sole                    62,100
Pembina Pipeline Corp                       COM   706327103      $2,591.73   101,200     SH        Sole                   101,200
Air Products & Chemicals Inc                COM   009158106      $2,429.97    30,100     SH        Sole                    30,100
Pfizer Inc                                  COM   717081103      $2,380.50   103,500     SH        Sole                   103,500
Verizon Communications Inc                  COM   92343V104      $2,367.99    53,285     SH        Sole                    53,285
EMC Corp/MA                                 COM   268648102      $2,329.77    90,900     SH        Sole                    90,900
TELUS Corp                                  COM   87971M103      $1,947.38    33,300     SH        Sole                    33,300
Procter & Gamble Co/The                     COM   742718109      $1,984.50    32,400     SH        Sole                    32,400
Microsoft Corp                              COM   594918104      $1,902.70    62,200     SH        Sole                    62,200
Teva Pharmaceutical Industries              COM   881624209      $1,603.20    40,649     SH        Sole                    40,649
Google Inc                                  COM   38259P508      $1,566.19     2,700     SH        Sole                     2,700
Royal Gold Inc                              COM   780287108      $1,560.16    19,900     SH        Sole                    19,900
Baxter International Inc                    COM   071813109      $1,451.00    27,300     SH        Sole                    27,300
Comcast Corp                           COM CL A   20030N101      $1,218.06    38,100     SH        Sole                    38,100
Target Corp                                 COM   87612E106      $1,099.79    18,900     SH        Sole                    18,900
Union Pacific Corp                          COM   907818108      $1,085.72     9,100     SH        Sole                     9,100
CGI Group Inc                      CL A SUB VTG   39945C109        $914.98    38,140     SH        Sole                    38,140
Caterpillar Inc                             COM   149123101        $907.77    10,691     SH        Sole                    10,691
Gildan Activewear Inc                       COM   375916103        $809.09    29,400     SH        Sole                    29,400
Teck Resources Ltd                 CL B SUB VTG   878742204        $750.70    24,263     SH        Sole                    24,263
CSX Corp                                    COM   126408103        $423.70    18,949     SH        Sole                    18,949
Westport Innovations Inc                    COM   960908309        $383.74    10,442     SH        Sole                    10,442
Agilent Technologies Inc                    COM   00846U101        $372.78     9,500     SH        Sole                     9,500
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